Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Charters-out [Abstract]
Minimum Future Charter Revenue

Period/Year	Amount
July to December 2015	86,204
2016	129,345
2017	150,602
2018	156,680
2019 to 2029	806,200

Minimum charter payments	1,329,031